Litigations - Changes (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Changes in provision
Balance at beginning of the period			$ 3,989
Balance at end of the period	$ 4,021		4,021		$ 3,989
Provisions, current liabilities	1,156		1,156		1,826
Provisions, non-current liabilities	8,003		8,003		8,434
Legal proceedings reserved			442		423
Legal proceedings guaranteed			509		487
Provisions for litigation
Changes in provision
Balance at beginning of the period			1,091	$ 1,462	1,462
Additions and reversals, net	28	$ 44	44	63
Payments			(48)	(55)
Indexation and interest			36	42
Translation adjustment			47	(368)
Acquisition of NLC (note 12)			6
Balance at end of the period	1,176	1,144	1,176	1,144	1,091
Provisions, current liabilities	102	84	102	84	87
Provisions, non-current liabilities	1,074	1,060	1,074	1,060	1,004
Provisions	1,176	1,144	1,176	1,144
Tax litigation
Changes in provision
Balance at beginning of the period			485	696	696
Additions and reversals, net				19
Additions and reversals, net			(2)
Payments				(10)
Indexation and interest			3	13
Translation adjustment			19	(168)
Balance at end of the period	505	550	505	550	485
Provisions, current liabilities	9	7	9	7
Provisions, non-current liabilities	496	543	496	543
Provisions	505	550	505	550
Civil litigation
Changes in provision
Balance at beginning of the period			260	300	300
Additions and reversals, net				28
Additions and reversals, net			(1)
Payments			(15)	(11)
Indexation and interest			10	16
Translation adjustment			11	(77)
Acquisition of NLC (note 12)			1
Balance at end of the period	266	256	266	256	260
Provisions, current liabilities	17	14	17	14
Provisions, non-current liabilities	249	242	249	242
Provisions	266	256	266	256
Labor litigation
Changes in provision
Balance at beginning of the period			335	455	455
Additions and reversals, net			46	14
Payments			(29)	(34)
Indexation and interest			23	13
Translation adjustment			17	(120)
Acquisition of NLC (note 12)			5
Balance at end of the period	397	328	397	328	335
Provisions, current liabilities	76	63	76	63
Provisions, non-current liabilities	321	265	321	265
Provisions	397	328	397	328
Environmental litigation
Changes in provision
Balance at beginning of the period			11	11	11
Additions and reversals, net			1	2
Payments			(4)
Translation adjustment				(3)
Balance at end of the period	8	10	8	10	$ 11
Provisions, non-current liabilities	8	10	8	10
Provisions	$ 8	$ 10	$ 8	$ 10